UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number
811-
01608

Franklin High Income Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 9/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin High Income
Fund
A Series of Franklin High Income Trust
September 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

Franklin High Income Fund

franklintempleton.com
Aannual Report
SHAREHOLDER LETTER
Dear Shareholder,
We are pleased to provide the annual report of Franklin
High Income Fund for the 12-month reporting period ended
September 30, 2023. Please read on for a detailed look at
prevailing economic and market conditions during the Fund’s
reporting period and to learn how those conditions have
affected Fund performance.
As always, we remain committed to providing you with
excellent service and a full spectrum of investment choices.
We also remain committed to supplementing the support you
receive from your financial advisor. One way we accomplish
this is through our website, www.franklintempleton.com .
Here you can gain immediate access to market and
investment information, including:
• Fund prices and performance.
• Market insights and commentaries from our portfolio
Managers, and
• A host of educational resources.
We look forward to helping you meet your financial goals.
Sincerely,
Sonal Desai, Ph.D.
Executive Vice President,
Chief Investment Officer of Franklin Templeton Fixed Income

franklintempleton.com
Annual Report

Contents
Fund Overview 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 28
Notes to Financial Statements 32
Report of Independent Registered
Public Accounting Firm 44
Tax Information 45
Board Members and Officers 46
Shareholder Information 51
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
Franklin High Income Fund
Fund Overview
Q. What is the Fund’s investment strategy?
A. We are research driven, fundamental investors who
rely on our team of analysts to provide in-depth industry
expertise and use qualitative and quantitative analysis
to evaluate security issuers. As bottom-up investors, we
focus primarily on individual securities but consider sectors when choosing investments and, from time to time, may
have significant investments in certain sectors. In selecting securities, we do not rely principally on the ratings assigned by rating agencies but perform our own independent
investment analysis to evaluate the creditworthiness of
the issuer. We consider a variety of factors, including the
issuer’s experience and managerial strength, its sensitivity to economic conditions, and its current and prospective
financial condition.
Q. What were the overall market conditions during the
Fund’s reporting period?
A. Inflation levels and central bank action remained the
focus of financial markets during the 12-month period
under review, during which the U.S. Federal Reserve (Fed)
continued its aggressive action to address the decades-high
levels of inflation in the U.S. The Fed took a breather at its
June meeting after a 15-month long rate hiking campaign,
followed by a 25-basis point increase in the Fed funds target rate in July’s meeting. Although the Fed kept its policy rate unchanged in September, Fed Chair Jerome Powell stressed
that the pause was no indication that policy is sufficiently restrictive. The UST yield curve shifted higher during the
12-month period under review, especially the shorter end of
the curve, such as the 2-year yield. The yield curve remains inverted, often a sign of a slowing economy. Over the period, headline inflation measures moved significantly lower such
that a soft-landing scenario for the U.S. economy has
increasingly become a general market consensus.
Q. How did we respond to these changing market
conditions?
A. As interest rates are likely to remain higher for longer than markets anticipate, issuers with sizeable bank borrowings
will continue to experience rising interest expenses,
especially for those that have not hedged their interest rate exposure. We expect a continued divergence in earnings
trends between winners and losers against a backdrop
of elevated interest expenses and a potentially slowing
economy. We are responding to the challenges by reiterating
our focus on prudent security selection and individual
company fundamentals.
Q. What were the leading contributors to performance?
A. Security selection was a leading contributor to
performance. In particular, while the broader market was
shunning risk in anticipation of an imminent recession, our
fundamental research led to investments in several lower-
rated bonds that we believed had strong credit profiles that would withstand a potential recession. These types of bonds
outperformed over the past year as market views changed
toward a soft-landing consensus. Industry positioning also
benefited performance, in particular our underweighted
exposure to some of the more challenged sectors such
as PayTV (subscription-based cable or satellite television
services) and Telecommunications. High Yield (HY) bonds
rebounded from their selloff prior to the fiscal year under
review and generated positive returns.
Performance Overview
The Fund’s Class A shares posted a +12.06% cumulative
total return for the 12 months under review. In comparison,
the Fund’s primary benchmark, the ICE BofA U.S. High
Yield Constrained Index, which tracks the performance of
U.S. dollar denominated below investment-grade corporate
debt publicly issued in the U.S. domestic market, posted
a +10.19% cumulative total return.
1
You can find more of
the Fund’s performance data in the Performance Summary
beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Portfolio Composition
9/30/23
% of Total Net
Assets
Corporate Bonds 92.2%
Senior Floating Rate Interests 2.7%
Common Stocks 1.6%
Other
*
0.0%
Short-Term Investments & Other Net Assets 3.5%
*
Includes financial instruments determined to have no value.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
15
.

Franklin High Income Fund

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Annual Report
Q. What were the leading detractors from performance?
A.
Our overweight exposures to the utility and media non-
cable industries detracted from performance. Our cash
exposure also hindered results.
Thank you for your continued participation in Franklin
High Income Fund. We look forward to serving your future
investment needs.
Glenn I. Voyles, CFA
Bryant Dieffenbacher, CFA
S. James McGiveran III, CFA, CPA, FRM
Patricia O’Connor, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of September 30, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
9/30/23
Company
Industry, Country
% of Total
Net Assets
a a
Tenet Healthcare Corp. 1.6%
Health Care Providers & Services, United States
CSC Holdings LLC 1.4%
Media, United States
Mauser Packaging Solutions Holding Co. 1.4%
Containers & Packaging, United States
CCO Holdings LLC / CCO Holdings Capital
Corp. 1.3%
Diversified Telecommunication Services, United
States
Martin Midstream Partners LP / Martin
Midstream Finance Corp. 1.2%
Oil, Gas & Consumable Fuels, United States
Talen Energy Corp. 1.2%
Independent Power and Renewable Electricity
Producers, United States
Royal Caribbean Cruises Ltd. 1.1%
Hotels, Restaurants & Leisure, United States
Carnival Corp. 1.1%
Hotels, Restaurants & Leisure, United States
Endeavor Energy Resources LP / EER Finance,
Inc. 1.1%
Oil, Gas & Consumable Fuels, United States
Civitas Resources, Inc. 1.0%
Oil, Gas & Consumable Fuels, United States
CFA
®
is a trademark owned by CFA Institute.
FRM
®
is a trademark owned by Global Association of Risk Professionals (GARP).

Performance Summary as of September 30, 2023
Franklin High Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 9/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +12.06% +7.86%
5-Year +16.07% +2.24%
10-Year +39.46% +2.99%
Advisor
1-Year +11.52% +11.52%
5-Year +17.27% +3.24%
10-Year +42.00% +3.57%
30-Day Standardized Yield
7
Share Class
Distribution
Rate
6
(with fee
waiver)
(without fee
waiver)
A 6.00% 7.47% 7.46%
Advisor 6.40% 8.04% 8.03%
See page 7 for Performance Summary footnotes.

Franklin High Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(9/30/13–9/30/23)
Class Advisor
(9/30/13–9/30/23)

Franklin High Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default.
Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Fixed income secu-
rities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets . The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated. These and other risks are discussed in the Fund’s prospectus.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect contractual fee waivers, expense caps and/or reimbursements, which cannot be terminated prior to 01/31/24 without Board consent. Additional amounts may be voluntarily waived and/or reimbursed and may be modified or discontinued at any time without notice.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s September dividend and the maximum offering price (NAV for Advisor class) per share on 9/30/23.
7. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
8. Source: FactSet. The ICE BofA U.S. High Yield Constrained Index tracks the performance of U.S. dollar-denominated below investment-grade corporate debt publicly issued in the U.S. domestic market.
9. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/22–9/30/23)
Share Class
Net Investment
Income
A $0.1024
A1 $0.1040
C $0.0952
R $0.0979
R6 $0.1081
Advisor $0.1065
Total Annual Operating Expenses
9
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.88% 0.89%
Advisor 0.63% 0.64%

Your Fund’s Expenses
Franklin High Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 4/1/23
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
Ending
Account
Value 9/30/23
Expenses
Paid During
Period
4/1/23–9/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,025.60 $4.24 $1,020.88 $4.23 0.83%
A1 $1,000 $1,025.80 $3.73 $1,021.39 $3.72 0.73%
C $1,000 $1,016.60 $6.24 $1,018.88 $6.25 1.23%
R $1,000 $1 ,023.30 $5.50 $1,019.63 $5.49 1.08%
R6 $1,000 $1,027.20 $2.47 $1,022.63 $2.47 0.49%
Advisor $1,000 $1,020.30 $2.96 $1,022.14 $2.97 0.58%

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
September 30,
2023
Year Ended
September 30,
2022
a
Year Ended May 31,
Year Ended
May 31, 2019
b
2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.54 $1.69 $1.87 $1.72 $1.80 $1.84
Income from investment operations
c
:
Net investment income
d
............. 0.10 0.03 0.08 0.09 0.09 0.07
Net realized and unrealized gains (losses) 0.08 (0.15) (0.17) 0.16 (0.07) (0.03)
Total from investment operations ........ 0.18 (0.12) (0.09) 0.25 0.02 0.04
Less distributions from:
Net investment income .............. (0.10) (0.03) (0.09) (0.10) (0.10) (0.08)
Net asset value, end of year ........... $1.62 $1.54 $1.69 $1.87 $1.72 $1.80
Total return
e
....................... 12.06% (7.03)% (5.15)% 14.52% 0.88% 2.17%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.86% 0.88% 0.87% 0.86% 0.86% 0.87%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.85% 0.87% 0.87%
h
0.85% 0.86%
h
0.86%
Net investment income ............... 6.05% 6.02% 4.66% 5.10% 5.19% 5.27%
Supplemental data
Net assets, end of year (000’s) ......... $713,381 $642,620 $689,210 $553,316 $309,844 $182,551
Portfolio turnover rate ................ 34.60% 4.96% 31.57% 55.37% 38.87% 25.48%
a
For the period June 1, 2022 to September 30, 2022.
b
For the period September 10, 2018 (effective date) to May 31, 2019 .
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
September 30,
2023
Year Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.56 $1.71 $1.88 $1.73 $1.81 $1.82
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.03 0.09 0.10 0.10 0.10
Net realized and unrealized gains (losses) 0.08 (0.15) (0.17) 0.15 (0.08) (0.01)
Total from investment operations ........ 0.18 (0.12) (0.08) 0.25 0.02 0.09
Less distributions from:
Net investment income .............. (0.10) (0.03) (0.09) (0.10) (0.10) (0.10)
Net asset value, end of year ........... $1.64 $1.56 $1.71 $1.88 $1.73 $1.81
Total return
d
....................... 12.02% (6.90)% (4.51)% 14.52% 0.95% 5.35%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.76% 0.78% 0.77% 0.76% 0.76% 0.77%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.75% 0.77% 0.76% 0.76%
g
0.76%
g
0.76%
Net investment income ............... 6.15% 6.12% 4.74% 5.18% 5.29% 5.37%
Supplemental data
Net assets, end of year (000’s) ......... $1,276,764 $1,311,893 $1,483,888 $1,758,443 $1,759,206 $2,054,455
Portfolio turnover rate ................ 34.60% 4.96% 31.57% 55.37% 38.87% 25.48%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
September 30,
2023
Year Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.58 $1.74 $1.91 $1.76 $1.83 $1.85
Income from investment operations
b
:
Net investment income
c
............. 0.09 0.03 0.08 0.09 0.09 0.09
Net realized and unrealized gains (losses) 0.09 (0.16) (0.17) 0.15 (0.07) (0.01)
Total from investment operations ........ 0.18 (0.13) (0.09) 0.24 0.02 0.08
Less distributions from:
Net investment income .............. (0.10) (0.03) (0.08) (0.09) (0.09) (0.10)
Net asset value, end of year ........... $1.66 $1.58 $1.74 $1.91 $1.76 $1.83
Total return
d
....................... 11.25% (7.53)% (4.93)% 13.69% 0.99% 4.17%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.26% 1.28% 1.26% 1.26% 1.26% 1.27%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.25% 1.27% 1.26%
g
1.26%
g
1.26%
g
1.26%
Net investment income ............... 5.64% 5.63% 4.22% 4.68% 4.79% 4.87%
Supplemental data
Net assets, end of year (000’s) ......... $77,923 $98,923 $119,630 $220,646 $251,930 $304,072
Portfolio turnover rate ................ 34.60% 4.96% 31.57% 55.37% 38.87% 25.48%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
September 30,
2023
Year Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.59 $1.75 $1.92 $1.77 $1.84 $1.86
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.03 0.08 0.09 0.09 0.09
Net realized and unrealized gains (losses) 0.09 (0.16) (0.17) 0.15 (0.07) (0.01)
Total from investment operations ........ 0.19 (0.13) (0.09) 0.24 0.02 0.08
Less distributions from:
Net investment income .............. (0.10) (0.03) (0.08) (0.09) (0.09) (0.10)
Net asset value, end of year ........... $1.68 $1.59 $1.75 $1.92 $1.77 $1.84
Total return
d
....................... 12.01% (7.44)% (4.75)% 13.78% 1.14% 4.31%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.11% 1.13% 1.12% 1.11% 1.11% 1.12%
Expenses net of waiver and payments by
affiliates
f
.......................... 1.10% 1.12% 1.11% 1.11%
g
1.11%
g
1.11%
Net investment income ............... 5.80% 5.77% 4.39% 4.83% 4.94% 5.02%
Supplemental data
Net assets, end of year (000’s) ......... $57,051 $57,909 $64,250 $74,532 $77,148 $101,783
Portfolio turnover rate ................ 34.60% 4.96% 31.57% 55.37% 38.87% 25.48%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
September 30,
2023
Year Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.55 $1.71 $1.88 $1.73 $1.80 $1.82
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.03 0.09 0.10 0.10 0.10
Net realized and unrealized gains (losses) 0.09 (0.16) (0.17) 0.15 (0.07) (0.01)
Total from investment operations ........ 0.19 (0.13) (0.08) 0.25 0.03 0.09
Less distributions from:
Net investment income .............. (0.11) (0.03) (0.09) (0.10) (0.10) (0.11)
Net asset value, end of year ........... $1.63 $1.55 $1.71 $1.88 $1.73 $1.80
Total return
d
....................... 12.37% (7.42)% (4.24)% 14.82% 1.80% 5.05%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.53% 0.55% 0.55% 0.54% 0.55% 0.55%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.49% 0.50% 0.51% 0.51% 0.50% 0.50%
Net investment income ............... 6.42% 6.39% 5.01% 5.39% 5.55% 5.63%
Supplemental data
Net assets, end of year (000’s) ......... $115,142 $90,344 $98,282 $88,257 $66,681 $64,681
Portfolio turnover rate ................ 34.60% 4.96% 31.57% 55.37% 38.87% 25.48%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin High Income Trust
Financial Highlights
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
September 30,
2023
Year Ended
September 30,
2022
a
Year Ended May 31,
2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $1.56 $1.71 $1.88 $1.73 $1.81 $1.83
Income from investment operations
b
:
Net investment income
c
............. 0.10 0.03 0.09 0.10 0.10 0.10
Net realized and unrealized gains (losses) 0.08 (0.15) (0.17) 0.15 (0.08) (0.01)
Total from investment operations ........ 0.18 (0.12) (0.08) 0.25 0.02 0.09
Less distributions from:
Net investment income .............. (0.11) (0.03) (0.09) (0.10) (0.10) (0.11)
Net asset value, end of year ........... $1.63 $1.56 $1.71 $1.88 $1.73 $1.81
Total return
d
....................... 11.52% (6.86)% (4.37)% 14.68% 1.12% 4.92%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.61% 0.63% 0.62% 0.61% 0.61% 0.62%
Expenses net of waiver and payments by
affiliates
f
.......................... 0.60% 0.62% 0.61% 0.61%
g
0.61%
g
0.61%
Net investment income ............... 6.31% 6.32% 4.89% 5.34% 5.44% 5.52%
Supplemental data
Net assets, end of year (000’s) ......... $295,183 $257,358 $353,786 $341,889 $299,110 $320,010
Portfolio turnover rate ................ 34.60% 4.96% 31.57% 55.37% 38.87% 25.48%
a
For the period June 1, 2022 to September 30, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin High Income Trust
Schedule of Investments, September 30, 2023
Franklin High Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 1.6%
Independent Power and Renewable Electricity Producers 1.2%
a
Talen Energy Corp. .................................... United States 236,906 $ 12,532,327
a
Talen Energy Corp. .................................... United States 319,744 16,914,458
29,446,785
Metals & Mining 0.0%
†
Alpha Metallurgical Resources, Inc. ........................ United States 4,346 1,128,787
Oil, Gas & Consumable Fuels 0.4%
a
Amplify Energy Corp. .................................. United States 8,816 64,798
b
Birch Permian Holdings, Inc. ............................. United States 690,410 8,716,426
California Resources Corp. .............................. United States 1,425 79,814
Chesapeake Energy Corp. .............................. United States 17,102 1,474,705
10,335,743
Total Common Stocks (Cost $46,920,975) ......................................
40,911,315
Warrants
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
California Resources Corp., 10/27/24 ...................... United States 3,278 69,854
a,c
Canvas Energy, Inc., 10/01/24 ............................ United States 13 —
a,c
Canvas Energy, Inc., 10/01/25 ............................ United States 13 —
69,854
Total Warrants (Cost $–) ......................................................
69,854
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
d,e,f,g
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 466,985 10,882
Total Convertible Bonds (Cost $128,933) .......................................
10,882
Corporate Bonds 92.2%
Aerospace & Defense 0.3%
g
TransDigm , Inc. , Senior Secured Note , 144A, 6.75% , 8/15/28 .... United States 8,500,000 8,378,778
Automobile Components 2.5%
g
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 ...................... United States 13,100,000 13,132,069
Senior Secured Note, 144A, 7%, 4/15/28 .................. United States 7,900,000 7,844,486
g
Allison Transmission, Inc. , Senior Bond , 144A, 3.75% , 1/30/31 ... United States 5,400,000 4,370,792
g
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 19,500,000 16,144,280
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 9,100,000 9,245,562
Senior Note, 5%, 7/15/29 ............................. United States 15,000,000 12,940,140
63,677,329
Automobiles 0.7%
g
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 22,200,000 19,006,428
Banks 0.6%
f,h
JPMorgan Chase & Co. , R , Junior Sub. Bond , FRN , 8.934% ,
( 3-month SOFR + 3.562% ), Perpetual .................... United States 15,000,000 15,088,380

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Beverages 0.4%
g
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 11,500,000 $ 9,844,920
Building Products 2.7%
g
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ........................................... United States 6,200,000 5,961,827
g
AmeriTex HoldCo Intermediate LLC , Senior Secured Note , 144A,
10.25% , 10/15/28 .................................... United States 8,800,000 8,712,000
g
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 5,100,000 4,926,198
g
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 2,000,000 1,518,548
g
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 10,500,000 10,022,140
g
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A,
6.625% , 12/15/30 .................................... United States 20,500,000 19,760,456
g
JELD-WEN, Inc. ,
Senior Bond, 144A, 4.875%, 12/15/27 .................... United States 2,000,000 1,766,920
Senior Note, 144A, 4.625%, 12/15/25 .................... United States 3,804,000 3,656,671
g
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 5,800,000 5,238,844
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 6,800,000 5,638,859
67,202,463
Capital Markets 0.7%
g
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 8,700,000 7,486,869
UBS Group AG , Senior Note , 4.55% , 4/17/26 ................
Switzerland 9,900,000 9,510,488
16,997,357
Chemicals 3.4%
d,g
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 1,891,272 1,299,199
g
ASP Unifrax Holdings, Inc. , Senior Secured Note , 144A, 5.25% ,
9/30/28 ........................................... United States 5,000,000 3,568,550
g
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 4,100,000 2,469,135
Celanese US Holdings LLC , Senior Note , 6.33% , 7/15/29 .......
United States 14,000,000 13,734,665
g
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 12,700,000 10,505,948
g
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 5,400,000 4,665,853
g
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 19,500,000 18,000,761
g
Kobe US Midco 2, Inc. , Senior Note , 144A, 9.25% , 11/01/26 ..... United States 4,800,000 3,510,000
g
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 19,000,000 19,950,000
g
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 313,000 303,938
g
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 11,800,000 9,407,807
87,415,856
Commercial Services & Supplies 1.1%
g
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 15,300,000 12,909,943
g
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 16,100,000 14,121,268
27,031,211
Communications Equipment 0.6%
g
CommScope Technologies LLC , Senior Bond , 144A, 6% , 6/15/25 . United States 1,635,000 1,558,577
g
CommScope , Inc. ,
Senior Note, 144A, 7.125%, 7/01/28 ..................... United States 11,700,000 7,020,000

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Communications Equipment (continued)
g
CommScope, Inc., (continued)
Senior Secured Note, 144A, 6%, 3/01/26 .................. United States 2,500,000 $ 2,336,498
g
Viasat , Inc. , Senior Note , 144A, 7.5% , 5/30/31 ................ United States 6,100,000 4,036,675
14,951,750
Construction & Engineering 0.5%
g
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 5,400,000 4,718,209
g
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 8,800,000 7,930,902
12,649,111
Construction Materials 0.1%
g
Knife River Corp. , Senior Note , 144A, 7.75% , 5/01/31 .......... United States 2,800,000 2,809,282
Consumer Finance 2.4%
g
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 .......... Ireland 15,400,000 15,385,178
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ......................... United States 7,600,000 6,374,120
Senior Note, 6.625%, 1/15/28 .......................... United States 10,400,000 9,607,884
Senior Note, 9%, 1/15/29 ............................. United States 5,000,000 4,988,800
g
PRA Group, Inc. ,
Senior Note, 144A, 8.375%, 2/01/28 ..................... United States 9,300,000 8,468,812
Senior Note, 144A, 5%, 10/01/29 ....................... United States 5,000,000 3,803,348
g
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 15,000,000 13,105,500
61,733,642
Consumer Staples Distribution & Retail 1.1%
g
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
Albertsons LLC , Senior Note , 144A, 3.5% , 3/15/29 ........... United States 16,800,000 14,338,303
g
US Foods, Inc. ,
Senior Note, 144A, 6.875%, 9/15/28 ..................... United States 3,400,000 3,397,110
Senior Note, 144A, 7.25%, 1/15/32 ...................... United States 9,000,000 9,002,160
26,737,573
Containers & Packaging 4.5%
g
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 8,100,000 6,770,142
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 11,400,000 11,124,477
g
LABL, Inc. , Senior Secured Note , 144A, 9.5% , 11/01/28 ........ United States 6,200,000 6,362,749
g
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 30,000,000 26,264,247
Senior Secured Note, 144A, 7.875%, 8/15/26 .............. United States 10,500,000 10,141,750
g
OI European Group BV , Senior Note , 144A, 4.75% , 2/15/30 ...... United States 9,800,000 8,537,717
g
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 4,961,000 4,841,995
Senior Note, 144A, 7.25%, 5/15/31 ...................... United States 9,800,000 9,591,750
g
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 2,800,000 2,432,485
g
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 22,800,000 20,260,080
g
Trivium Packaging Finance BV ,
Senior Note, 144A, 8.5%, 8/15/27 ....................... Netherlands 2,100,000 1,921,615
Senior Secured Note, 144A, 5.5%, 8/15/26 ................ Netherlands 5,600,000 5,227,785
113,476,792
Distributors 0.5%
g
Ritchie Bros Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 ...................... Canada 6,500,000 6,605,625

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Distributors (continued)
g
Ritchie Bros Holdings, Inc., (continued)
Senior Secured Note, 144A, 6.75%, 3/15/28 ............... Canada 6,300,000 $ 6,293,385
12,899,010
Diversified Consumer Services 0.5%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ......
United States 14,300,000 13,027,872
Diversified REITs 1.5%
g
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 15,900,000 12,324,185
g
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 14,500,000 11,030,585
g
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 5.75%, 2/01/27 ...................... United States 2,500,000 2,422,644
Senior Note, 144A, 3.75%, 2/15/27 ...................... United States 8,000,000 7,266,387
Senior Note, 144A, 3.875%, 2/15/29 ..................... United States 7,000,000 6,056,249
39,100,050
Diversified Telecommunication Services 3.4%
g
Altice France Holding SA ,
Senior Note, 144A, 6%, 2/15/28 ........................ Luxembourg 8,100,000 4,017,121
Senior Secured Note, 144A, 10.5%, 5/15/27 ............... Luxembourg 22,400,000 14,001,483
g
Altice France SA , Senior Secured Note , 144A, 5.5% , 1/15/28 .... France 7,500,000 5,788,256
g
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.5%, 5/01/26 ....................... United States 2,400,000 2,320,756
Senior Bond, 144A, 5%, 2/01/28 ........................ United States 3,000,000 2,727,700
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 10,900,000 9,790,796
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 10,500,000 8,632,240
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 3,400,000 2,709,846
Senior Note, 144A, 6.375%, 9/01/29 ..................... United States 8,000,000 7,467,763
g
Iliad Holding SASU ,
Senior Secured Note, 144A, 6.5%, 10/15/26 ............... France 5,200,000 4,891,084
Senior Secured Note, 144A, 7%, 10/15/28 ................. France 10,400,000 9,478,001
g
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 18,500,000 15,306,336
87,131,382
Electric Utilities 1.0%
g
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 21,300,000 20,219,074
Senior Secured Note, 144A, 3.7%, 1/30/27 ................ United States 5,700,000 5,203,492
25,422,566
Electrical Equipment 1.6%
g
Regal Rexnord Corp. ,
Senior Bond, 144A, 6.4%, 4/15/33 ....................... United States 7,900,000 7,617,591
Senior Note, 144A, 6.3%, 2/15/30 ....................... United States 9,700,000 9,377,404
g
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 11,000,000 9,482,472
g
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 16,400,000 14,430,538
40,908,005
Electronic Equipment, Instruments & Components 0.3%
g
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 9,300,000 7,722,194
Energy Equipment & Services 3.6%
g
CSI Compressco LP / CSI Compressco Finance, Inc. ,
d
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 17,833,800 15,856,637

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
g
CSI Compressco LP / CSI Compressco Finance, Inc., (continued)
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 7,501,000 $ 7,303,274
g
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ........ Canada 15,100,000 14,927,029
g
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 9,900,000 9,577,260
g
Nabors Industries, Inc. , Senior Note , 144A, 7.375% , 5/15/27 ..... United States 6,200,000 6,003,440
g,i
Oceaneering International, Inc. , Senior Note , 144A, 6% , 2/01/28 .. United States 6,000,000 5,658,540
g
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ..................................... United States 1,800,000 1,833,021
g
Transocean, Inc. , Senior Secured Note , 144A, 8.75% , 2/15/30 .... United States 15,010,000 15,361,084
g
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 11,000,000 11,093,940
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 3,600,000 3,603,906
91,218,131
Entertainment 0.6%
g
Banijay Entertainment SASU , Senior Secured Note , 144A, 8.125% ,
5/01/29 ........................................... France 15,300,000 15,196,342
Financial Services 1.8%
g
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 17,600,000 15,588,596
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 5,000,000 4,661,276
g
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. , Senior Note ,
144A, 6.375% , 2/01/27 ................................ United States 3,400,000 3,163,548
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 14,900,000 14,825,649
g
United Wholesale Mortgage LLC , Senior Note , 144A, 5.5% , 11/15/25 United States 7,100,000 6,761,065
45,000,134
Food Products 1.3%
B&G Foods, Inc. ,
Senior Note, 5.25%, 4/01/25 ........................... United States 9,100,000 8,938,818
Senior Note, 5.25%, 9/15/27 ........................... United States 4,800,000 4,024,852
i
Pilgrim's Pride Corp. , Senior Bond , 6.875% , 5/15/34 ........... United States 19,600,000 19,258,515
32,222,185
Ground Transportation 1.2%
g
Ashtead Capital, Inc. , Senior Note , 144A, 1.5% , 8/12/26 ........ United Kingdom 1,800,000 1,584,959
g
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .... United States 15,400,000 14,822,500
g
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 14,700,000 12,455,972
g
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 600,000 537,660
29,401,091
Health Care Equipment & Supplies 1.3%
g
Bausch & Lomb Escrow Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 .......................................... United States 10,000,000 10,042,200
g
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 9,000,000 9,403,699
g
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 10,300,000 8,914,714
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 6,200,000 5,247,138
33,607,751
Health Care Providers & Services 5.7%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 12,000,000 9,232,663
Senior Note, 4.25%, 12/15/27 .......................... United States 12,700,000 11,719,115

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Centene Corp., (continued)
Senior Note, 4.625%, 12/15/29 ......................... United States 4,300,000 $ 3,877,719
Senior Note, 2.625%, 8/01/31 .......................... United States 1,400,000 1,074,028
g
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 6,800,000 3,469,802
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 5,000,000 4,771,079
Senior Secured Note, 144A, 5.625%, 3/15/27 .............. United States 5,900,000 5,068,098
Senior Secured Note, 144A, 8%, 12/15/27 ................. United States 1,200,000 1,120,404
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 6,000,000 4,851,996
Senior Secured Note, 144A, 5.25%, 5/15/30 ............... United States 6,500,000 4,949,662
g
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 16,700,000 13,733,434
g
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ........ Italy 18,700,000 16,128,750
g
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 8,500,000 6,113,030
g
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 24,600,000 18,498,339
Tenet Healthcare Corp. ,
Secured Note, 6.25%, 2/01/27 .......................... United States 14,500,000 14,044,234
Senior Secured Note, 4.875%, 1/01/26 ................... United States 5,000,000 4,795,073
Senior Secured Note, 4.25%, 6/01/29 .................... United States 8,500,000 7,324,304
Senior Secured Note, 6.125%, 6/15/30 ................... United States 14,600,000 13,706,470
144,478,200
Health Care REITs 0.8%
MPT Operating Partnership LP / MPT Finance Corp. ,
Senior Bond, 5.25%, 8/01/26 ........................... United States 11,400,000 9,726,130
Senior Bond, 3.5%, 3/15/31 ............................ United States 16,200,000 10,136,175
19,862,305
Hotel & Resort REITs 0.5%
g
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 ...................... United States 6,000,000 5,900,600
Senior Note, 144A, 4.5%, 2/15/29 ....................... United States 6,500,000 5,577,878
11,478,478
Hotels, Restaurants & Leisure 7.8%
g
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 8,500,000 7,073,221
c,e,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 23,000,000 —
g
Allwyn Entertainment Financing UK plc , Senior Secured Note , 144A,
7.875% , 4/30/29 ..................................... Czech Republic 15,500,000 15,713,125
g
Boyne USA, Inc. , Senior Note , 144A, 4.75% , 5/15/29 ........... United States 6,600,000 5,780,512
g
Caesars Entertainment, Inc. ,
Senior Secured Note, 144A, 6.25%, 7/01/25 ............... United States 15,600,000 15,400,207
Senior Secured Note, 144A, 7%, 2/15/30 .................. United States 6,800,000 6,624,028
g
Caesars Resort Collection LLC / CRC Finco , Inc. , Senior Secured
Note , 144A, 5.75% , 7/01/25 ............................ United States 7,000,000 6,976,005
g
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 7,300,000 7,106,324
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 24,000,000 21,746,141
g
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 10,000,000 10,729,790
g
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 13,200,000 10,775,098
Las Vegas Sands Corp. , Senior Note , 3.2% , 8/08/24 ...........
United States 5,300,000 5,130,854
g
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 4,400,000 4,074,906
g
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 5,200,000 4,806,896
g
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 800,000 661,296

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
g
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 4,700,000 $ 3,471,444
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 4,400,000 3,393,258
g
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.5%, 8/31/26 ....................... United States 9,200,000 8,691,841
Senior Note, 144A, 5.375%, 7/15/27 ..................... United States 5,800,000 5,373,333
Senior Note, 144A, 11.625%, 8/15/27 .................... United States 13,900,000 15,088,770
g
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 9,800,000 8,559,467
g
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 21,500,000 16,194,230
g
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ........................... United States 15,000,000 14,256,509
197,627,255
Household Durables 1.8%
g
Ashton Woods USA LLC / Ashton Woods Finance Co. ,
Senior Note, 144A, 4.625%, 8/01/29 ..................... United States 13,000,000 10,984,668
Senior Note, 144A, 4.625%, 4/01/30 ..................... United States 8,000,000 6,557,516
g
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 .. United States 9,000,000 9,069,840
KB Home , Senior Note , 7.25% , 7/15/30 .....................
United States 9,000,000 8,852,018
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 12,600,000 10,290,252
45,754,294
Independent Power and Renewable Electricity Producers 1.6%
g
Calpine Corp. ,
Senior Note, 144A, 5.125%, 3/15/28 ..................... United States 12,900,000 11,501,423
Senior Secured Note, 144A, 4.5%, 2/15/28 ................ United States 12,200,000 11,007,650
g
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 8,800,000 6,850,844
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 7,000,000 6,267,939
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 7,000,000 5,530,620
41,158,476
Insurance 0.8%
g
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 6.75%, 10/15/27 ..................... United States 5,400,000 5,027,706
Senior Secured Note, 144A, 6.75%, 4/15/28 ............... United States 2,500,000 2,415,086
g
Jones Deslauriers Insurance Management, Inc. , Senior Note , 144A,
10.5% , 12/15/30 ..................................... Canada 12,000,000 12,231,110
19,673,902
IT Services 1.8%
g
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 8,500,000 7,107,828
g
Cogent Communications Group, Inc. ,
Senior Note, 144A, 7%, 6/15/27 ........................ United States 4,000,000 3,823,840
Senior Secured Note, 144A, 3.5%, 5/01/26 ................ United States 3,900,000 3,606,135
g
Gartner, Inc. ,
Senior Bond, 144A, 3.75%, 10/01/30 ..................... United States 6,000,000 5,041,040
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 9,300,000 8,495,542
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 4,400,000 3,768,546
g
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 4,500,000 3,688,039
g
Presidio Holdings, Inc. ,
Senior Note, 144A, 8.25%, 2/01/28 ...................... United States 3,700,000 3,540,703

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
IT Services (continued)
g
Presidio Holdings, Inc., (continued)
Senior Secured Note, 144A, 4.875%, 2/01/27 .............. United States 7,500,000 $ 6,946,933
46,018,606
Machinery 1.2%
g
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ........................................... France 15,300,000 15,691,022
g
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 11,400,000 11,476,722
g
Titan Acquisition Ltd. / Titan Co-Borrower LLC , Senior Note , 144A,
7.75% , 4/15/26 ..................................... Canada 3,500,000 3,434,463
30,602,207
Media 4.4%
g
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 3,000,000 2,968,987
g
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 5,700,000 4,559,553
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 10,700,000 8,197,848
Senior Secured Note, 144A, 9%, 9/15/28 .................. United States 3,500,000 3,469,970
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 21,000,000 20,009,602
g
Senior Note, 144A, 11.25%, 5/15/28 ..................... United States 16,700,000 16,658,447
e,g
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Secured Note, 144A, 5.375%, 8/15/26 .................... United States 13,300,000 299,250
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 11,300,000 233,063
g
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 10,400,000 9,208,679
DISH DBS Corp. ,
Senior Note, 5.875%, 11/15/24 ......................... United States 9,700,000 9,044,118
g
Senior Secured Note, 144A, 5.75%, 12/01/28 .............. United States 10,000,000 7,706,250
g
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 3,990,000 3,669,842
g
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 4,400,000 3,788,664
g
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 4.25% , 1/15/29 ............................ United States 8,000,000 6,356,720
g
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 12,600,000 10,767,873
g
Univision Communications, Inc. ,
Senior Secured Note, 144A, 5.125%, 2/15/25 .............. United States 2,110,000 2,058,928
Senior Secured Note, 144A, 4.5%, 5/01/29 ................ United States 4,000,000 3,261,234
112,259,028
Metals & Mining 1.7%
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ......................
United States 11,900,000 11,825,268
g
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 16,000,000 13,422,185
g
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 9,500,000 7,828,811
g
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 ...................... United States 7,700,000 6,674,281
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 2,200,000 1,759,812
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 1,600,000 1,430,938
42,941,295
Mortgage Real Estate Investment Trusts (REITs) 0.9%
g
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 24,900,000 18,806,158

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
g
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 5,700,000 $ 4,611,843
23,418,001
Oil, Gas & Consumable Fuels 12.4%
g
Antero Resources Corp. ,
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 4,422,000 4,485,306
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 4,300,000 3,964,056
g
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ...................... United States 7,400,000 7,098,349
Cheniere Energy Partners LP ,
Senior Note, 4.5%, 10/01/29 ........................... United States 2,600,000 2,357,143
Senior Note, 4%, 3/01/31 ............................. United States 14,300,000 12,240,814
Cheniere Energy, Inc. , Senior Secured Note , 4.625% , 10/15/28 ...
United States 4,800,000 4,417,758
g
Chesapeake Energy Corp. ,
Senior Note, 144A, 5.875%, 2/01/29 ..................... United States 5,000,000 4,709,310
Senior Note, 144A, 6.75%, 4/15/29 ...................... United States 13,300,000 13,028,784
g
CITGO Petroleum Corp. , Senior Secured Note , 144A, 8.375% ,
1/15/29 ........................................... United States 11,200,000 11,192,892
g
Civitas Resources, Inc. ,
Senior Note, 144A, 8.375%, 7/01/28 ..................... United States 12,800,000 13,040,000
Senior Note, 144A, 8.75%, 7/01/31 ...................... United States 12,800,000 13,090,804
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 9,900,000 9,748,827
g
Senior Note, 144A, 6%, 2/01/29 ........................ United States 3,000,000 2,898,870
g
Senior Note, 144A, 8%, 4/01/29 ........................ United States 2,300,000 2,361,140
g
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 5,100,000 4,783,801
g
DT Midstream, Inc. ,
Senior Bond, 144A, 4.375%, 6/15/31 ..................... United States 3,900,000 3,283,913
Senior Note, 144A, 4.125%, 6/15/29 ..................... United States 5,600,000 4,848,881
g
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 27,800,000 26,853,650
EnLink Midstream LLC ,
Senior Bond, 5.375%, 6/01/29 .......................... United States 2,100,000 1,944,550
g
Senior Note, 144A, 5.625%, 1/15/28 ..................... United States 4,400,000 4,164,601
g
Senior Note, 144A, 6.5%, 9/01/30 ....................... United States 12,200,000 11,847,320
g
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 1,900,000 1,905,637
g
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 14,800,000 13,816,096
g
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 5,000,000 4,417,769
Senior Bond, 144A, 6.25%, 4/15/32 ...................... United States 4,300,000 3,827,945
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 2,400,000 2,169,777
Senior Note, 144A, 6%, 4/15/30 ........................ United States 4,000,000 3,611,094
g
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 10,300,000 9,668,095
g
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ..................... United States 30,800,000 31,332,070
c,d,e,g
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 18,564,500 —
Occidental Petroleum Corp. ,
Senior Bond, 8.875%, 7/15/30 .......................... United States 6,000,000 6,751,980
Senior Bond, 6.45%, 9/15/36 ........................... United States 5,100,000 5,013,300
g
PBF Holding Co. LLC / PBF Finance Corp. , Senior Note , 144A,
7.875% , 9/15/30 ..................................... United States 2,800,000 2,791,516
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 4,800,000 4,657,314

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Sunoco LP / Sunoco Finance Corp., (continued)
Senior Note, 4.5%, 5/15/29 ............................ United States 4,600,000 $ 4,042,442
Senior Note, 4.5%, 4/30/30 ............................ United States 5,000,000 4,336,189
g
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 4,900,000 4,025,991
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 5,900,000 4,971,123
Senior Secured Note, 144A, 6.25%, 1/15/30 ............... United States 4,100,000 3,915,027
g
Venture Global LNG, Inc. ,
Senior Secured Note, 144A, 8.125%, 6/01/28 .............. United States 12,900,000 12,782,260
Senior Secured Note, 144A, 8.375%, 6/01/31 .............. United States 9,800,000 9,643,613
Vital Energy, Inc. ,
Senior Note, 10.125%, 1/15/28 ......................... United States 9,000,000 9,183,473
Senior Note, 9.75%, 10/15/30 .......................... United States 9,000,000 9,208,783
314,432,263
Paper & Forest Products 0.2%
g
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 8,200,000 5,412,000
Passenger Airlines 1.3%
g
American Airlines Inc / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 ................ United States 15,583,333 15,233,530
Senior Secured Note, 144A, 5.75%, 4/20/29 ............... United States 2,000,000 1,861,750
g
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 10,200,000 9,697,264
g
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 2,700,000 2,499,621
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 5,500,000 4,733,166
34,025,331
Personal Care Products 0.9%
g
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 12,200,000 12,029,009
g
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US
LLC , Senior Secured Note , 144A, 6.625% , 7/15/30 ........... United States 12,200,000 11,925,134
23,954,143
Pharmaceuticals 2.0%
g
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 6,021,000 5,958,762
g
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 2,114,000 1,258,464
Senior Secured Note, 144A, 6.125%, 2/01/27 .............. United States 3,100,000 1,932,995
Senior Secured Note, 144A, 4.875%, 6/01/28 .............. United States 9,800,000 5,589,638
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 7,692,000 5,237,867
e,g
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 7,104,000 506,160
Senior Note, 144A, 6%, 6/30/28 ........................ United States 4,473,000 324,292
e,g
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 4,700,000 3,346,118
e,g
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 4,273,000 3,050,837
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 4.75%, 5/09/27 ........................... Israel 10,600,000 9,739,100
Senior Note, 5.125%, 5/09/29 .......................... Israel 900,000 814,612
Senior Note, 7.875%, 9/15/29 .......................... Israel 6,400,000 6,491,610
Senior Note, 8.125%, 9/15/31 .......................... Israel 6,400,000 6,629,133
50,879,588

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Real Estate Management & Development 1.6%
g
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 13,900,000 $ 13,131,156
g
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 11,000,000 10,002,547
g
Greystar Real Estate Partners LLC , Senior Secured Note , 144A,
7.75% , 9/01/30 ..................................... United States 8,800,000 8,702,599
g
Howard Hughes Corp. (The) ,
Senior Note, 144A, 5.375%, 8/01/28 ..................... United States 5,200,000 4,587,882
Senior Note, 144A, 4.125%, 2/01/29 ..................... United States 3,700,000 2,963,774
39,387,958
Software 1.1%
g
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 14,600,000 13,494,912
g
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 9,400,000 7,880,611
g
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 6,700,000 5,536,478
26,912,001
Specialized REITs 0.7%
g
Iron Mountain, Inc. ,
Senior Bond, 144A, 5.625%, 7/15/32 ..................... United States 6,400,000 5,532,237
Senior Note, 144A, 7%, 2/15/29 ........................ United States 12,600,000 12,334,685
17,866,922
Specialty Retail 1.6%
g
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ..................................... United States 14,310,000 14,748,244
g
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 12,800,000 9,487,763
g
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 15,600,000 10,206,017
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 4,200,000 3,359,097
e,h
Party City Holdings, Inc. , Senior Secured Note , FRN , 10.27% ,
( 6-month USD LIBOR + 5% ), 7/15/25 ..................... United States 1,851,810 249,995
g
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 2,800,000 2,033,306
40,084,422
Textiles, Apparel & Luxury Goods 0.3%
g,j
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 8,600,000 8,206,727
Trading Companies & Distributors 0.6%
g
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 10,900,000 9,319,653
g
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 4,600,000 4,626,872
13,946,525
Wireless Telecommunication Services 0.3%
T-Mobile USA, Inc. , Senior Note , 2.625% , 2/15/29 .............
United States 9,200,000 7,802,962
Total Corporate Bonds (Cost $2,655,652,884) ...................................
2,338,040,474
k
Senior Floating Rate Interests 2.7%
l
Chemicals 1.1%
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan, 10.033%, (3-month SOFR +
4.5%), 3/15/29 ...................................... United States 8,613,000 8,209,825
Second Lien, Initial CME Term Loan, 12.856%, (1-month SOFR +
7.438%), 3/15/30 .................................... United States 9,279,070 7,643,634

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
l
Chemicals (continued)
PMHC II, Inc. , Initial CME Term Loan, B , 9.698% , ( 3-month SOFR +
4.25% ), 4/23/29 ..................................... United States 12,969,000 $ 12,274,835
28,128,294
a a a a a a
Health Care Technology 0.5%
l
athenahealth Group, Inc. , Initial CME Term Loan , 8.568% , ( 1-month
SOFR + 3.25% ), 2/15/29 .............................. United States 11,532,491 11,348,721
Hotels, Restaurants & Leisure 0.5%
l
Fertitta Entertainment LLC , Initial CME Term Loan, B , 9.316% ,
( 1-month SOFR + 4% ), 1/27/29 ......................... United States 12,903,500 12,795,304
l
Media 0.2%
Clear Channel Outdoor Holdings, Inc. , Term Loan, B , 9.13% ,
( 1-month SOFR + 3.5%; 3-month SOFR + 3.5% ), 8/21/26 ..... United States 2,931,472 2,853,905
e
Diamond Sports Group LLC , First Lien, CME Term Loan , 12.775% ,
( 3-month SOFR + 8% ), 5/25/26 ......................... United States 2,644,257 1,375,014
4,228,919
a a a a a a
Software 0.4%
l
McAfee Corp. , CME Term Loan, B1 , 9.18% , ( 1-month SOFR +
3.75% ), 3/01/29 ..................................... United States 10,270,000 10,048,527
Total Senior Floating Rate Interests (Cost $70,378,706) ..........................
66,549,765
Shares
a
Escrows and Litigation Trusts 0.0%
†
a,c
Alpha Natural Resources, Inc., Escrow Account ............... United States 25,000,000 —
a
Chesapeake Energy Corp., Escrow Account ................. United States 13,700,000 308,250
Total Escrows and Litigation Trusts (Cost $450,960) .............................
308,250
Total Long Term Investments (Cost $2,773,532,458) .............................
2,445,890,540
a
Short Term Investments 1.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.9%
m,n
Institutional Fiduciary Trust - Money Market Portfolio, 5.019% .... United States 49,084,957 49,084,957
Total Money Market Funds (Cost $49,084,957) ..................................
49,084,957
Total Short Term Investments (Cost $49,084,957 ) ................................
49,084,957
a
Total Investments (Cost $2,822,617,415) 98.4% ..................................
$2,494,975,497
Other Assets, less Liabilities 1.6% .............................................
40,467,860
Net Assets 100.0% ...........................................................
$2,535,443,357
a a a

Franklin High Income Trust
Schedule of Investments
Franklin High Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 43 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 8 regarding holdings of 5% voting securities.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
Income may be received in additional securities and/or cash.
e
See Note 7 regarding credit risk and defaulted securities.
f
Perpetual security with no stated maturity date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $1,935,406,327, representing 76.3% of net assets.
h
The coupon rate shown represents the rate at period end.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
j
A portion or all of the security is on loan at September 30, 2023. See Note 1(d).
k
See Note 1(e) regarding senior floating rate interests.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
See Note 3(f) regarding investments in affiliated management investment companies.
n
The rate shown is the annualized seven-day effective yield at period end.

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
September 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,766,725,357
Cost - Controlled affiliates (Note 8) ............................................................ 6,807,101
Cost - Non-controlled affiliates (Note 3f) ........................................................ 49,084,957
Value - Unaffiliated issuers (Includes securities loaned of $2,890,486) .................................. $2,437,174,114
Value - Controlled affiliates (Note 8) ........................................................... 8,716,426
Value - Non-controlled affiliates (Note 3f) ........................................................ 49,084,957
Cash .................................................................................... 1,186,031
Receivables:
Investment securities sold ................................................................... 32,395,539
Capital shares sold ........................................................................ 1,029,751
Dividends and interest ..................................................................... 44,586,724
Total assets .......................................................................... 2,574,173,542
Liabilities:
Payables:
Investment securities purchased .............................................................. 33,675,760
Capital shares redeemed ................................................................... 2,146,963
Management fees ......................................................................... 985,104
Distribution fees .......................................................................... 373,435
Transfer agent fees ........................................................................ 567,689
Trustees' fees and expenses ................................................................. 412
Accrued expenses and other liabilities ........................................................... 980,822
Total liabilities ......................................................................... 38,730,185
Net assets, at value ................................................................. $2,535,443,357
Net assets consist of:
Paid-in capital ............................................................................. $3,698,654,956
Total distributable earnings (losses) ............................................................. (1,163,211,599)
Net assets, at value ................................................................. $2,535,443,357

Franklin High Income Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
September 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin High
Income Fund
Class A:
Net assets, at value ....................................................................... $713,380,769
Shares outstanding ........................................................................ 441,148,066
Net asset value per share
a
.................................................................. $1.62
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $1.68
Class A1:
Net assets, at value ....................................................................... $1,276,763,809
Shares outstanding ........................................................................ 780,672,453
Net asset value per share
a
.................................................................. $1.64
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $1.70
Class C:
Net assets, at value ....................................................................... $77,922,654
Shares outstanding ........................................................................ 46,858,158
Net asset value and maximum offering price per share
a
............................................. $1.66
Class R:
Net assets, at value ....................................................................... $57,050,704
Shares outstanding ........................................................................ 34,024,109
Net asset value and maximum offering price per share ............................................. $1.68
Class R6:
Net assets, at value ....................................................................... $115,142,272
Shares outstanding ........................................................................ 70,804,484
Net asset value and maximum offering price per share ............................................. $1.63
Advisor Class:
Net assets, at value ....................................................................... $295,183,149
Shares outstanding ........................................................................ 180,591,977
Net asset value and maximum offering price per share ............................................. $1.63
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin High Income Trust
Financial Statements
Statement of Operations
for the year ended September 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin High
Income Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $109,889
Controlled affiliates (Note 8) ................................................................. 5,385,198
Non-controlled affiliates (Note 3f) ............................................................. 3,544,651
Interest:
Unaffiliated issuers ........................................................................ 167,336,059
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 47,658
Non-controlled affiliates (Note 3 f ) ............................................................. 82,423
Total investment income ................................................................... 176,505,878
Expenses:
Management fees (Note 3 a ) ................................................................... 11,751,690
Distribution fees: (Note 3c )
    Class A ................................................................................ 1,730,280
    Class A1 ............................................................................... 1,987,816
    Class C ................................................................................ 565,598
    Class R ................................................................................ 293,796
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 910,659
    Class A1 ............................................................................... 1,745,810
    Class C ................................................................................ 114,799
    Class R ................................................................................ 77,397
    Class R6 ............................................................................... 58,059
    Advisor Class ............................................................................ 379,270
Custodian fees (Note 4 ) ...................................................................... 7,471
Reports to shareholders fees .................................................................. 99,233
Registration and filing fees .................................................................... 211,599
Professional fees ........................................................................... 89,376
Trustees' fees and expenses .................................................................. 31,811
Other .................................................................................... 62,220
Total expenses ......................................................................... 20,116,884
Expense reductions (Note 4 ) ............................................................... (9,557)
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (356,230)
Net expenses ......................................................................... 19,751,097
Net investment income ................................................................ 156,754,781
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (88,757,297)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 220,405,008
Controlled affiliates (Note 8) ................................................................ (1,605,203)
Unfunded loan commitments ................................................................. (192,703)
Net change in unrealized appreciation (depreciation) ............................................ 218,607,102
Net realized and unrealized gain (loss) ............................................................ 129,849,805
Net increase (decrease) in net assets resulting from operations .......................................... $286,604,586

Franklin High Income Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin High Income Fund
Year Ended
September 30, 2023
Year Ended
September 30, 2022
a
Year Ended
May 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $156,754,781 $53,454,211 $141,887,283
Net realized gain (loss) .............................. (88,757,297) (20,986,843) 5,354,464
Net change in unrealized appreciation (depreciation) ........ 218,607,102 (230,770,311) (281,870,267)
Net increase (decrease) in net assets resulting from
operations ................................... 286,604,586 (198,302,943) (134,628,520)
Distributions to shareholders:
Class A .......................................... (43,793,651) (13,261,109) (33,006,563)
Class A1 ......................................... (83,818,560) (27,993,501) (80,385,925)
Class C .......................................... (4,908,488) (1,931,850) (6,601,409)
Class R .......................................... (3,415,674) (1,119,263) (3,110,688)
Class R6 ......................................... (7,037,744) (1,976,651) (5,072,921)
Advisor Class ..................................... (18,731,050) (5,677,999) (16,855,191)
Total distributions to shareholders ....................... (161,705,167) (51,960,373) (145,032,697)
Capital share transactions: (Note 2 )
Class A .......................................... 38,806,961 17,572,211 205,233,436
Class A1 ......................................... (102,183,735) (38,912,059) (123,808,795)
Class C .......................................... (25,867,345) (10,462,896) (88,405,043)
Class R .......................................... (3,916,072) (529,081) (3,898,286)
Class R6 ......................................... 20,255,453 1,097,161 19,909,942
Advisor Class ..................................... 24,401,685 (68,500,066) 42,592,559
Total capital share transactions ......................... (48,503,053) (99,734,730) 51,623,813
Net increase (decrease) in net assets ................ 76,396,366 (349,998,046) (228,037,404)
Net assets:
Beginning of year .................................... 2,459,046,991 2,809,045,037 3,037,082,441
End of year ........................................ $2,535,443,357 $2,459,046,991 $2,809,045,037
a
For the period June 1, 2022 to September 30, 2022.

Franklin High Income Trust
Notes to Financial Statements
Franklin High Income Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin High Income Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of one fund, Franklin High Income Fund (Fund). The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers six classes
of shares: Class A, Class A1, Class C, Class R, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Subsequent to May 31, 2022, the Fund’s fiscal year end
changed to September 30.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
September 30, 2023, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Purchased on a Delayed Delivery Basis
The Fund purchases securities on a delayed delivery basis,
with payment and delivery scheduled for a future date.
These transactions are subject to market fluctuations and
are subject to the risk that the value at delivery may be
more or less than the trade date purchase price. Although
the Fund will generally purchase these securities with the
intention of holding the securities, it may sell the securities before the settlement date.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business
each day; any additional collateral required due to changes
in security values is delivered to the Fund on the next
business day. Any cash collateral received is deposited into a joint cash account with other funds and is used to invest
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
in a money market fund managed by Franklin Advisers,
Inc., an affiliate of the Fund. Additionally, at September 30,
2023, the Fund held $2,967,545 in U.S. Government and
Agency securities as collateral. These securities are held as collateral in segregated accounts with the Fund's custodian.
The Fund cannot repledge or resell these securities held
as collateral. As such, the non-cash collateral is excluded
from the Statement of Assets and Liabilities. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations. The Fund
bears the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Fund. If the borrower
defaults on its obligation to return the securities loaned, the
Fund has the right to repurchase the securities in the open
market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event of
default by a third party borrower.
e. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates
are generally the prime rate offered by a designated U.S.
bank, or the London Interbank Offered Rate (LIBOR), or the
Secured Overnight Financing Rate (SOFR). Senior secured
corporate loans often require prepayment of principal from
excess cash flows or at the discretion of the borrower. As
a result, actual maturity may be substantially less than the stated maturity. Senior secured corporate loans in which
the Fund invests are generally readily marketable, but may
be subject to certain restrictions on resale.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of September 30, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At September 30, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
September 30, 2023
Shares Amount
Class A Shares:
Shares sold
a
................................... 164,259,008 $266,498,198
Shares issued in reinvestment of distributions .......... 25,369,529 40,986,737
Shares redeemed ............................... (165,727,347) (268,677,974)
Net increase (decrease) .......................... 23,901,190 $38,806,961
Class A1 Shares:
Shares sold ................................... 31,275,796 $51,183,105
Shares issued in reinvestment of distributions .......... 45,166,418 73,731,606
Shares redeemed ............................... (138,736,468) (227,098,446)
Net increase (decrease) .......................... (62,294,254) $(102,183,735)
Class C Shares:
Shares sold ................................... 8,237,311 $13,715,527
Shares issued in reinvestment of distributions .......... 2,765,299 4,586,429
Shares redeemed
a
.............................. (26,737,253) (44,169,301)
Net increase (decrease) .......................... (15,734,643) $(25,867,345)
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
Year Ended
September 30, 2023
Shares Amount
Class R Shares:
Shares sold ................................... 5,971,275 $10,046,457
Shares issued in reinvestment of distributions .......... 2,034,038 3,401,699
Shares redeemed ............................... (10,333,832) (17,364,228)
Net increase (decrease) .......................... (2,328,519) $(3,916,072)
Class R6 Shares:
Shares sold ................................... 54,327,226 $88,684,219
Shares issued in reinvestment of distributions .......... 4,118,456 6,697,631
Shares redeemed ............................... (45,938,906) (75,126,397)
Net increase (decrease) .......................... 12,506,776 $20,255,453
Advisor Class Shares:
Shares sold ................................... 117,682,569 $192,591,222
Shares issued in reinvestment of distributions .......... 10,742,738 17,526,512
Shares redeemed ............................... (113,307,304) (185,716,049)
Net increase (decrease) .......................... 15,118,003 $24,401,685
Year Ended
September 30, 2022
b
Year Ended
May 31, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 46,670,596 $76,460,014 200,948,612 $370,941,307
Shares issued in reinvestment of distributions .......... 7,775,977 12,438,206 17,092,553 30,970,243
Shares redeemed ............................... (43,869,515) (71,326,009) (107,938,951) (196,678,114)
Net increase (decrease) .......................... 10,577,058 $17,572,211 110,102,214 $205,233,436
Class A1 Shares:
Shares sold ................................... 7,608,875 $12,533,587 39,484,317 $72,976,305
Shares issued in reinvestment of distributions .......... 15,218,988 24,649,562 38,385,436 70,510,008
Shares redeemed ............................... (46,472,390) (76,095,208) (144,890,033) (267,295,108)
Net increase (decrease) .......................... (23,644,527) $(38,912,059) (67,020,280) $(123,808,795)
Class C Shares:
Shares sold ................................... 1,948,654 $3,240,404 12,604,351 $23,778,635
Shares issued in reinvestment of distributions .......... 1,110,296 1,821,048 3,304,666 6,182,808
Shares redeemed
a
.............................. (9,293,865) (15,524,348) (62,543,521) (118,366,486)
Net increase (decrease) .......................... (6,234,915) $(10,462,896) (46,634,504) $(88,405,043)
Class R Shares:
Shares sold ................................... 1,702,263 $2,874,342 5,263,216 $9,879,452
Shares issued in reinvestment of distributions .......... 673,624 1,116,413 1,652,660 3,103,115
Shares redeemed ............................... (2,701,596) (4,519,836) (8,965,664) (16,880,853)
Net increase (decrease) .......................... (325,709) $(529,081) (2,049,788) $(3,898,286)
2. Shares of Beneficial Interest
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
Year Ended
September 30, 2022
b
Year Ended
May 31, 2022
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 4,488,274 $7,352,933 20,707,734 $38,283,732
Shares issued in reinvestment of distributions .......... 1,207,499 1,943,563 2,724,050 4,966,000
Shares redeemed ............................... (5,040,205) (8,199,335) (12,826,935) (23,339,790)
Net increase (decrease) .......................... 655,568 $1,097,161 10,604,849 $19,909,942
Advisor Class Shares:
Shares sold ................................... 13,929,184 $22,892,050 118,594,870 $214,891,375
Shares issued in reinvestment of distributions .......... 3,272,102 5,293,260 8,487,738 15,593,616
Shares redeemed ............................... (58,534,993) (96,685,376) (101,961,748) (187,892,432)
Net increase (decrease) .......................... (41,333,707) $(68,500,066) 25,120,860 $42,592,559
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period June 1, 2022 to September 30, 2022.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% Over $20 billion, up to and including $35 billion
0.355% Over $35 billion, up to and including $50 billion
0.350% In excess of $50 billion
2. Shares of Beneficial Interest
(continued)

Franklin High Income Trust
Notes to Financial Statements

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Annual Report
Franklin High Income Fund
(continued)
For the year ended September 30, 2023, the gross effective investment management fee rate was 0.459% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and
R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended September 30, 2023, the Fund paid transfer agent fees of $3,285,994, of which $1,295,576 was retained by Investor Services.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $52,132
CDSC retained .............................................................................. $50,347
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended September 30, 2023, the Fund held investments in affiliated management investment companies as follows:
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2024.
4. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended September 30, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At September 30, 2023, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin High Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $81,816,490 $872,880,898 $(905,612,431) $— $— $49,084,957 49,084,957 $3,544,651
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $— $24,926,000 $(24,926,000) $— $— $— — $82,423
Total Affiliated Securities ... $81,816,490 $897,806,898 $(930,538,431) $— $— $49,084,957 $3,627,074
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $825,279,484
3. Transactions with Affiliates
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
The tax character of distributions paid during the years ended September 30, 2023 and 2022, was as follows:
At September 30, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended September 30, 2023, aggregated
$845,405,805 and $880,566,645, respectively.
7. Credit Risk and Defaulted Securities
At September 30, 2023, the Fund had 84.2% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At September
30, 2023, the aggregate value of these securities represents 0.4% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended September 30, 2023 , investments in “affiliated companies” were as follows:
2023 2022
Distributions paid from:
Ordinary income .......................................................... $161,705,167 $51,960,373
Cost of investments .......................................................................... $2,834,926,402
Unrealized appreciation ........................................................................ $41,455,138
Unrealized depreciation ........................................................................ (381,406,043)
Net unrealized appreciation (depreciation) .......................................................... $(339,950,905)
Distributable earnings:
Undistributed ordinary income ................................................................... $2,018,790
5. Income Taxes
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended September 30, 2023, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held at
End
of Year
Investment
Income
Franklin High Income Fund
Controlled Affiliates
Dividends
Birch Permian Holdings,
Inc ............. $ 10,321,629 $ — $ — $ — $ (1,605,203) $ 8,716,426 690,410 $ 5,385,198
Total Affiliated Securities
(Value is 0.3% of Net
Assets) .......... $10,321,629 $— $— $— $(1,605,203) $8,716,426 $5,385,198
8. Holdings of 5% Voting Securities of Portfolio Companies
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin High Income Fund
Assets:
Investments in Securities:
Common Stocks :
Independent Power and Renewable Electricity
Producers .......................... $ 16,914,458 $ 12,532,327 $ — $ 29,446,785
Metals & Mining ....................... 1,128,787 — — 1,128,787
Oil, Gas & Consumable Fuels ............. 1,619,317 8,716,426 — 10,335,743
Warrants :
Oil, Gas & Consumable Fuels ............. 69,854 — —
a
69,854
Convertible Bonds ....................... — 10,882 — 10,882
Corporate Bonds :
Aerospace & Defense ................... — 8,378,778 — 8,378,778
Automobile Components ................. — 63,677,329 — 63,677,329
Automobiles .......................... — 19,006,428 — 19,006,428
Banks ............................... — 15,088,380 — 15,088,380
Beverages ........................... — 9,844,920 — 9,844,920
Building Products ...................... — 67,202,463 — 67,202,463
Capital Markets ........................ — 16,997,357 — 16,997,357
Chemicals ........................... — 87,415,856 — 87,415,856
Commercial Services & Supplies ........... — 27,031,211 — 27,031,211
Communications Equipment .............. — 14,951,750 — 14,951,750
Construction & Engineering ............... — 12,649,111 — 12,649,111
Construction Materials .................. — 2,809,282 — 2,809,282
Consumer Finance ..................... — 61,733,642 — 61,733,642
Consumer Staples Distribution & Retail ...... — 26,737,573 — 26,737,573
Containers & Packaging ................. — 113,476,792 — 113,476,792
Distributors ........................... — 12,899,010 — 12,899,010
Diversified Consumer Services ............ — 13,027,872 — 13,027,872
Diversified REITs ...................... — 39,100,050 — 39,100,050
Diversified Telecommunication Services ..... — 87,131,382 — 87,131,382
Electric Utilities ........................ — 25,422,566 — 25,422,566
Electrical Equipment .................... — 40,908,005 — 40,908,005
Electronic Equipment, Instruments &
Components ........................ — 7,722,194 — 7,722,194
Energy Equipment & Services ............. — 91,218,131 — 91,218,131
Entertainment ......................... — 15,196,342 — 15,196,342
Financial Services ...................... — 45,000,134 — 45,000,134
Food Products ........................ — 32,222,185 — 32,222,185
Ground Transportation .................. — 29,401,091 — 29,401,091
Health Care Equipment & Supplies ......... — 33,607,751 — 33,607,751
Health Care Providers & Services .......... — 144,478,200 — 144,478,200
Health Care REITs ..................... — 19,862,305 — 19,862,305
Hotel & Resort REITs ................... — 11,478,478 — 11,478,478
Hotels, Restaurants & Leisure ............. — 197,627,255 —
a
197,627,255
Household Durables .................... — 45,754,294 — 45,754,294
Independent Power and Renewable Electricity
Producers .......................... — 41,158,476 — 41,158,476
Insurance ............................ — 19,673,902 — 19,673,902
IT Services ........................... — 46,018,606 — 46,018,606
Machinery ............................ — 30,602,207 — 30,602,207
Media ............................... — 112,259,028 — 112,259,028
Metals & Mining ....................... — 42,941,295 — 42,941,295
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 23,418,001 — 23,418,001
Oil, Gas & Consumable Fuels ............. — 314,432,263 —
a
314,432,263
Paper & Forest Products ................. — 5,412,000 — 5,412,000
Passenger Airlines ..................... — 34,025,331 — 34,025,331
10. Fair Value Measurements
(continued)

Franklin High Income Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin High Income Fund
(continued)
a
Includes financial instruments determined to have no value .
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year .
11. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) –
Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB
issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin High Income Fund (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Personal Care Products ................. $ — $ 23,954,143 $ — $ 23,954,143
Pharmaceuticals ....................... — 50,879,588 — 50,879,588
Real Estate Management & Development .... — 39,387,958 — 39,387,958
Software ............................. — 26,912,001 — 26,912,001
Specialized REITs ...................... — 17,866,922 — 17,866,922
Specialty Retail ........................ — 40,084,422 — 40,084,422
Textiles, Apparel & Luxury Goods .......... — 8,206,727 — 8,206,727
Trading Companies & Distributors .......... — 13,946,525 — 13,946,525
Wireless Telecommunication Services ....... — 7,802,962 — 7,802,962
Senior Floating Rate Interests ............... — 66,549,765 — 66,549,765
Escrows and Litigation Trusts ............... — 308,250 —
a
308,250
Short Term Investments ................... 49,084,957 — — 49,084,957
Total Investments in Securities ........... $68,817,373 $2,426,158,124 $— $2,494,975,497
Currency
USD United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
LIBOR
London Interbank Offered Rate
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
10. Fair Value Measurements
(continued)

Franklin High Income Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin High Income Trust and Shareholders of Franklin High Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin High
Income Fund (the "Fund") as of September 30, 2023, the related statement of operations for the year ended September 30,
2023, the statement of changes in net assets for the year ended September 30, 2023, the period June 1, 2022 to September
30, 2022, and the year ended May 31, 2022 , including the related notes, and the financial highlights for the year ended
September 30, 2023, the period June 1, 2022 to September 30, 2022, and each of the four years ended May 31, 2019
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, the results of its operations for the year then ended, the changes in its net assets for the year ended September 30, 2023, the period June 1, 2022 to September 30, 2022, and the year ended May 31, 2022 and the financial highlights for the year ended September 30, 2023, the period June 1, 2022 to September 30, 2022, and each of the four years ended May 31, 2019 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
November 17, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

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Tax Information (unaudited)
Franklin High Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its period.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the period ended September 30, 2023:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $5,495,099
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $5,495,099
Qualified Net Interest Income (QII) §871(k)(1)(C) $137,644,199
Section 163(j) Interest Earned §163(j) $151,642,137

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Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 2007 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 119 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead
Independent Trustee
since 2019
119 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 119 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 119 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961)
Chairman
of the
Board and
Trustee
Chairman of the
Board since
January 2023 and
Trustee since 2013
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1940)
Trustee Since 1978 119 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Independent Board Members
(continued)

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Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Sonal Desai, Ph.D. (1963) Vice President Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President since
2015 and Secretary
since June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

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believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

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Shareholder Information

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Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN HIGH INCOME TRUST
Franklin High Income Fund
(Fund)
March 27, 2023 15(c) Meeting
At a meeting held on March 27, 2023 (March Meeting), the
Board of Trustees (Board) of Franklin High Income Trust
(Trust), including a majority of the trustees who are not
“interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Trust, on
behalf of the Fund (Management Agreement) for the period
May 1, 2023 through June 30, 2023 (Stub Period). The
Independent Trustees noted that the Fund’s annual contract
review was historically held at the February Board meeting
and that management proposed to move the contract review
to the May Board meeting. The Independent Trustees further
noted management’s explanation that, to effect this change,
the Board needed to consider the renewal of the Fund’s
Management Agreement prior to its current April 30, 2023
expiration date. The Independent Trustees also noted that
management would ask them to consider the continuation
of the Management Agreement again at the May Board
meeting for the 12-month period beginning July 1, 2023.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement for the Stub Period.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the March Meeting and
throughout the year at meetings of the Board and its
committees. The Board also reviewed and considered
information provided in response to a detailed set of requests for information submitted to the Manager by Independent
Trustee counsel on behalf of the Independent Trustees
in connection with the annual contract renewal process.
In addition, prior to the March Meeting, the Independent
Trustees held a virtual contract renewal meeting at
which the Independent Trustees first conferred amongst
themselves and Independent Trustee counsel about
contract renewal matters; and then met with management
to request additional information that the Independent
Trustees reviewed and considered prior to and at the March
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors
(Factors).
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.

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The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional high yield funds. The Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of its
Performance Universe. The Board also noted that the Fund’s
annualized total return for the one-, three- and five-year
periods was above the median of its Performance Universe,
and for the 10-year period was only one basis point below
the median of its Performance Universe. The Board further
noted management’s representation regarding the income-
related attributes of the Fund (e.g., a fund’s investment
objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative
to its peers on an income return basis was appropriate
given these attributes. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The Board
considered the actual total expense ratio and, separately,
the contractual management fee rate, without the effect
of fee waivers, if any (Management Rate) of the Fund
in comparison to the median expense ratio and median
Management Rate, respectively, of other mutual funds
deemed comparable to and with a similar expense structure
to the Fund selected by Broadridge (Expense Group).
Broadridge fee and expense data is based upon information
taken from each fund’s most recent annual or semi-annual
report, which reflects historical asset levels that may be
quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges, and
the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class
A shares and Class M shares for the other funds in the
Expense Group. The Board received a description of the
methodology used by Broadridge to select the mutual funds
included in an Expense Group.
The Expense Group for the Fund included the Fund
and 16 other high yield funds. The Board noted that the
Management Rate and actual total expense ratio for the
Fund were both in the first quintile (least expensive) and
below the medians of its Expense Group. The Board
concluded that the Management Rate charged to the Fund is
reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-

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end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board noted that the
Fund had experienced a decrease in assets over the past
three years as of the end of the Fund’s most recent fiscal
quarter and would not be expected to demonstrate additional
economies of scale in the near term. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for the Stub
Period.
May 24, 2023 15(c) Meeting
At a meeting held on May 24, 2023 (May Meeting), the
Board reviewed and approved the Management Agreement
for an additional twelve-month period beginning July 1,
2023. The Board noted its review and consideration of the
information it received in connection with both the March
Meeting and the May Meeting. In particular, the Board
reviewed and considered information provided in response
to a follow-up set of requests for information submitted to
the Manager by Independent Trustee counsel on behalf
of the Independent Trustees, which included information
on Fund performance for the one-, three- and five-year
periods ended March 31, 2023 and the other Factors. The
Board determined that the conclusions it made at the March
Meeting had not changed. Based on its review, consideration
and evaluation of all factors it believed relevant, including the above-described Factors and conclusions, the Board
unanimously approved the continuation of the Management
Agreement for an additional twelve-month period beginning
July 1, 2023.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining

Franklin High Income Trust
Shareholder Information

franklintempleton.com
Annual Report
investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

Franklin High Income Trust
Shareholder Information

franklintempleton.com
Annual Report
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1105 A 11/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin High Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $51,021 for the fiscal year ended September 30, 2023 and $89,730 for the fiscal year ended September 30, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $140,000 for the fiscal year ended September 30, 2023, and $0 for the fiscal year ended September 30, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended September 30, 2023 and $1,977 for the fiscal year ended September 30, 2022. The services for which these fees were paid included professional fees in connection with SOC 1 Reports.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $25,699 for the fiscal year ended September 30, 2023 and $305,142 for the fiscal year ended September 30, 2022. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with license for employee development tool ProEdge, professional fees relating to security counts and professional fees in connection with SOC 1 Reports.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $165,699 for the fiscal year ended September 30, 2023 and $307,119 for the fiscal year ended September 30, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.

N/A

Item 6.  Schedule of Investments.
N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                             N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.         N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                          N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  November 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  November 30, 2023